Fair Value Measurements - Summary of Company's Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability – Conversion option	$ 47,518,731	$ 149,920,186
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets held in trust account	690,006,239
Warrant Liability – Public Warrants	21,942,000	59,064,000
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, liabilities		59,064,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability – Private Placement Warrants	25,576,731	90,856,186
FPA Liablity	7,017,436	69,874,782
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Conversion Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability – Conversion option	$ 1,237,561
Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, liabilities		90,856,186
Fair Value, Inputs, Level 3 [Member] | FPA Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, liabilities		$ 69,874,782